Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan's Investments, Set Forth by Level within Fair Value Hierarchy, on Recurring Basis

The following summarizes the Plan’s investments, set forth by level within the fair value hierarchy, on a recurring basis as of December 31:

		Assets at Fair Value as of
		December 31, 2025
	Fair Value	Level 1	Level 2	Level 3
Mutual Funds	$166,531,413	$166,531,413	$-	$-
Stock fund: common stock and money market	41,642,701	41,642,701	-	-
Total	208,174,114	$208,174,114	$-	$-
Collective Investment Trust	5,466,811
Total Investments	$213,640,925

		Assets at Fair Value as of
		December 31, 2024
	Fair Value	Level 1	Level 2	Level 3
Mutual Funds	$138,182,353	$138,182,353	$-	$-
Stock fund: common stock and money market	55,836,001	55,836,001	-	-
Total	194,018,354	$194,018,354	$-	$-
Collective Investment Trust	1,848,132
Total Investments	$195,866,486